Form 24F-2

1.       Name and address of issuer:

         AXP Government Income Series, Inc.
         200 AXP Financial Center
         Minneapolis, MN 55474

2. The memo of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of classes):

             [x]

3.       Investment Company Act File Number:

         811-4260

         Securities Act File Number:

         2-96512

4(a).    Last day of fiscal year for which this Form is filed:

         May 31, 2003

4(b). Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).

             [  ]

4(c).    Check box if this is the last time the issuer will be filing this Form.

             [  ]

5.       Calculation of registration fee:

(i).     Aggregate sale price of securities sold
         during the fiscal year pursuant to section 24(f):     $2,920,975,458.00

(ii).    Aggregate price of securities redeemed or
         repurchased during the fiscal year:                   $1,565,875,132.00

(iii).   Aggregate price of securities redeemed or repurchased
         during any prior fiscal year ending no earlier than
         October 11, 1995 that were not previously used to reduce
         registration fees payable to the Commission:            $687,354,151.00

(iv).    Total available redemption credits (add Items 5(ii)
         and 5(iii):                                           $2,253,229,283.00

(v).     Net sales -- if item 5(i) is greater than item 5(iv)
         [subtract item 5(iv) from item 5(i)]:                   $667,746,175.00

(vi).    Redemption credits available for use in future
         years -- if item 5(i) is less than item 5(iv)
         [subtract item 5(iv) from item 5(i)]:                             $0.00

(vii).   Multiplier for determining registration fee                   $0.000081

(viii).  Registration fee due (multiply item 5(v) by item
         5(vii) (enter "0" if no fee is due):                         $54,087.44
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6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before (effective date of rescission of rule 24e-2), then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here 0 .

7.       Interest due - if this Form is being filed more than
         90 days after the end of the issuer's fiscal year:               $0.00

8.       Total of the amount of the registration fee due plus
         any interest due [line 5(viii) plus line 7]:                $54,087.44

9.       Date the registration fee and any interest payment was
         sent to the Commission's lockbox depository:           July 25, 2003

         Method of Delivery:

             [X]        Wire Transfer
             [ ]        Mail or other means


         Signatures

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         By (Signature and Title)*                          /s/ Jeffrey P. Fox
                                                            -------------------
                                                                Jeffrey P. Fox
                                                                Treasurer

         Date                                                   July 28, 2003


         * Please print the name and title of the signing officer below the signature.